Investment Objectives and Goals	Aug. 12, 2025
Dana Unconstrained Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	DANA UNCONSTRAINED EQUITY ETF- FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Dana Unconstrained Equity ETF (the “Fund”) seeks long-term growth of capital.
Dana Concentrated Dividend ETF
Prospectus [Line Items]
Risk/Return [Heading]	DANA CONCENTRATED DIVIDEND ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Dana Concentrated Dividend ETF (the “Fund”) seeks long-term capital appreciation and income.
Dana Limited Volatility ETF
Prospectus [Line Items]
Risk/Return [Heading]	DANA LIMITED VOLATILITY ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Dana Limited Volatility ETF (the “Fund”) seeks to preserve capital and provide current income.